Commitments and Contingencies (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Commitments and Contingencies [Abstract]
Operating lease expense	$ 567,585	$ 72,923	$ 557,495